Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–166.31%(a)
California–161.80%
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	$490	$509,831
Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	748,805
Series 2023, RB	5.00%	09/01/2053	1,175	1,159,091
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(b)(c)	5.45%	10/01/2052	2,000	1,106,560
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2035	1,120	764,711
Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2036	1,805	1,172,282
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	663,092
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,202,763
Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,728,105
Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,651,608
Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	340,333
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(e)	5.25%	07/01/2054	4,900	4,959,019
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(f)	5.00%	08/01/2029	1,400	1,455,838
Series 2024, RB(f)	5.00%	12/01/2032	7,500	7,715,524
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,356,133
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	2,640	2,348,494
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,201,077
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	556,382
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	849,956
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	250,825
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,820,002
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,065	997,153
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	320,018
Series 2020, Ref. RB	5.00%	06/01/2049	400	388,569
Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	594,828
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,472,317
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,272,744
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	1,900	1,929,289
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,337,937
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	880	828,080
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group); Series 2024 A, RB(g)	5.00%	06/01/2054	1,505	1,381,858
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System);
Series 2021 A, Ref. RB(h)	4.00%	08/15/2048	8,000	7,177,953
Series 2021 A, Ref. RB	5.00%	08/15/2051	7,950	8,111,410
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	14,610	13,108,736
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	2,285	2,197,008
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(f)(i)	4.00%	04/01/2030	195	205,181
Series 2020, Ref. RB	4.00%	04/01/2049	5,555	4,736,997
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024, RB	5.25%	11/15/2058	$1,250	$1,229,942
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	7,463,570
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	936,282
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	2,940	2,631,833
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2050	1,000	965,251
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	1,999,907
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,906,498
Series 2018 A, RB	4.00%	11/15/2042	4,000	3,621,920
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	3,174	3,153,977
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(e)(f)(g)	9.50%	01/01/2035	2,000	1,938,543
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,486,628
California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,359,556
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,750	2,649,613
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	560	552,469
Series 2018 A, RB(g)	5.00%	06/01/2048	2,270	2,122,557
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,330,483
Series 2020 B, RB	4.00%	09/01/2043	315	275,726
Series 2020 B, RB	4.00%	09/01/2050	455	377,589
Series 2021 C, RB	4.00%	09/01/2046	1,300	1,130,970
Series 2021 C, RB	4.00%	09/01/2051	1,800	1,497,907
Series 2022 B, Ref. RB	6.00%	09/01/2052	840	876,531
Series 2022 B, Ref. RB	6.30%	09/01/2052	335	355,557
Series 2022 C, RB	6.25%	09/01/2052	995	1,053,093
Series 2023 B, RB	5.75%	09/01/2053	500	519,214
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,114,265
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,861,033
Series 2021 B, Ref. RB	4.00%	08/15/2056	995	785,467
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	500	508,599
Series 2024, Ref. RB	5.00%	08/15/2049	835	837,675
Series 2024, Ref. RB	5.00%	08/15/2059	1,000	984,869
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,350,414
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,875,486
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,995	3,943,904
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,087,919
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2021, RB	4.00%	10/01/2046	420	358,379
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(e)	5.00%	12/31/2043	3,995	3,894,081
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,085,988
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	1,200	1,076,579
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(c)	5.25%	11/01/2052	2,100	2,119,318
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,132,462
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	$3,810	$3,419,790
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,397,697
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,129,448
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(g)	5.00%	08/01/2039	500	415,614
Series 2019, Ref. RB(g)	5.00%	08/01/2048	2,700	2,036,193
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(g)	5.00%	07/01/2027	985	985,695
Series 2012, RB(e)(g)	5.00%	07/01/2037	6,000	5,999,572
Series 2012, RB(e)(g)	5.00%	11/21/2045	2,000	1,894,221
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	2,000	1,587,314
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	5.00%	11/15/2046	960	871,121
Series 2021, RB(g)	5.00%	11/15/2056	1,735	1,490,081
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025, RB	5.00%	11/01/2054	1,225	1,212,490
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,598,969
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	1,100	1,367,017
California (State of) Public Works Board (Various Capital); Series 2021 B, RB(h)	4.00%	05/01/2046	10,000	9,131,551
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(g)	5.00%	07/01/2030	1,130	1,130,961
Series 2015, RB(g)	5.00%	07/01/2045	2,635	2,620,141
Series 2024, Ref. RB(g)	5.00%	07/01/2059	1,000	959,958
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	1,455	1,431,364
Series 2022 A, RB(g)	6.25%	07/01/2062	1,810	1,773,217
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	600	557,150
Series 2016, Ref. RB(g)	5.00%	08/01/2041	1,000	955,952
Series 2016, Ref. RB(g)	5.00%	08/01/2046	1,370	1,276,754
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(g)	5.00%	10/01/2050	1,000	926,885
Series 2022 A, Ref. RB(g)	5.00%	10/01/2061	2,100	1,934,474
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(g)	5.00%	07/01/2054	1,900	1,809,878
Series 2024, RB(g)	5.00%	07/01/2064	600	575,806
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	1,000	964,880
Series 2018 A, RB(g)	5.00%	08/01/2048	1,750	1,680,054
California (State of) School Finance Authority (Harbor Springs Obligated Group); Series 2024, RB(g)	5.63%	07/01/2063	1,180	1,184,851
California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(g)	5.50%	07/01/2062	775	757,767
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	1,150	1,108,360
Series 2017 A, RB(g)	5.00%	07/01/2047	870	832,262
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2039	750	755,163
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.63%	06/01/2043	560	555,700
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(g)	6.00%	06/01/2063	1,500	1,442,970
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	660,457
Series 2017, RB	5.00%	09/02/2046	715	716,754
Series 2020 B, RB	4.00%	09/02/2050	185	149,009
Series 2020, RB	5.00%	09/02/2050	805	798,108
Series 2025, RB	3.54%	02/20/2041	3,000	2,674,076
California (State of) Statewide Communities Development Authority (Adventist Health System); Series 2015 A, Ref. RB	5.00%	03/01/2033	1,730	1,738,814
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,710,428
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(f)(g)(i)	6.38%	06/19/2025	$4,035	$4,041,098
Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	1,000	956,967
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1); Series 2020, RB	4.00%	09/01/2050	625	514,857
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	852,604
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	510,347
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,046,739
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(c)	5.38%	08/15/2057	1,680	1,702,027
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,474,746
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	180,993
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,221,973
Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,692,364
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,500	2,561,464
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	1,862,224
Series 2019, RB(g)	5.00%	06/01/2039	375	369,347
Series 2019, RB(g)	5.00%	06/01/2051	1,145	1,044,818
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	3,500	3,398,547
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2043	1,000	1,010,217
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	910	908,809
Series 2019, RB(g)	5.25%	07/01/2049	2,500	2,388,976
California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	982,049
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	375	374,377
Series 2023, RB	5.25%	09/01/2051	1,000	1,010,193
Series 2023, RB	5.25%	09/02/2053	1,000	994,029
Series 2023, RB	5.50%	09/02/2053	625	625,337
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,000	2,995,726
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,217,714
California Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2025 A, RB(f)	5.00%	05/01/2035	2,500	2,552,150
California Enterprise Development Authority; Series 2025, RB(h)	5.50%	11/01/2059	5,000	5,402,616
California State University; Series 2017 A, Ref. RB(h)(j)	5.00%	11/01/2047	10,000	10,087,327
Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	69,899
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	546,365
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,782,992
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,665	1,664,916
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,421,209
Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	956,154
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 5); Series 2023, RB	5.38%	09/01/2051	1,250	1,271,578
Eastern Municipal Water District; Series 2025, RB	5.00%	09/01/2040	525	532,485
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	$95	$95,677
Series 2020, RB	4.00%	09/01/2028	95	95,727
Series 2020, RB	4.00%	09/01/2050	350	290,025
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	2,851,043
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,235,103
Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	464,245
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	990	876,327
Enterprise Elementary School District;
Series 2025 D, GO Bonds(d)	0.00%	08/01/2048	2,470	775,119
Series 2025 D, GO Bonds(d)	0.00%	08/01/2049	2,325	690,746
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,724,908
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,835,110
Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	498,433
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,002,706
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(i)	0.00%	01/01/2027	2,950	2,815,624
Series 2015, Ref. RB (INS - AGI)(c)(d)	0.00%	01/15/2035	6,245	4,388,751
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	01/15/2046	1,000	956,575
Series 2021 C, Ref. RB	4.00%	01/15/2043	3,227	3,060,826
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,881,979
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,064,763
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(e)	5.00%	07/01/2053	3,290	3,226,414
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	480	480,563
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(i)	0.00%	08/01/2029	85	74,588
Series 2009 A, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	665	581,333
Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	513,218
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,507,824
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	216,903
Series 2021 A, RB	4.00%	09/01/2051	500	414,209
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGI)(c)	4.13%	08/01/2055	4,330	3,749,170
Independent Cities Finance Authority;
Series 2021, RB (INS - AGI)(c)(g)	4.00%	06/01/2046	1,825	1,655,747
Series 2021, RB (INS - AGI)(c)(g)	4.00%	06/01/2051	1,250	1,106,891
Irvine (City of), CA (Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2025	500	502,004
Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2021, RB	4.00%	09/01/2046	400	344,694
Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	1,962,291
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(e)	5.25%	05/15/2050	3,000	3,060,550
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	1,030	1,038,063
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,625,722
Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,665,045
Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,462,990
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(e)	5.00%	05/15/2047	2,000	1,977,254
Series 2023, RB(e)(h)(j)	5.25%	05/15/2048	10,000	10,050,929
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(e)	5.25%	05/15/2047	8,000	8,101,720
Series 2022, RB(e)	4.00%	05/15/2042	3,225	2,941,084
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(e)	5.00%	05/15/2048	1,625	1,596,413
Series 2020 C, RB(e)	5.00%	05/15/2045	5,000	5,005,372
Series 2022, Ref. RB(e)	5.00%	05/15/2045	1,000	1,001,448
Los Angeles (City of), CA Department of Water & Power; Series 2025 A, Ref. RB (INS - BAM)(c)	5.00%	07/01/2055	4,000	4,041,287
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	$1,000	$997,166
Series 2024, RB	5.00%	09/01/2054	800	781,649
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(h)	4.00%	12/01/2046	15,880	14,255,143
Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	2,500	2,614,474
Los Angeles County Facilities, Inc.; Series 2022, RB(h)	4.00%	12/01/2048	25,000	22,903,153
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP(d)(i)	0.00%	08/01/2026	1,200	1,158,271
Los Angeles Unified School District (Green Bonds); Series 2024 QRR, GO Bonds	5.25%	07/01/2049	2,500	2,631,557
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	716,371
Series 2020, RB	4.00%	09/01/2051	1,470	1,180,996
Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	263,481
Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGI)(c)	4.00%	08/01/2051	8,605	7,736,121
Menifee Union School District; Series 2021, RB	4.00%	09/01/2051	675	567,688
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	259,931
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	865,976
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,601,985
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,035,107
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2034	850	611,190
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2031	2,000	1,616,710
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,080,717
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	437,033
Series 2019, RB	5.00%	09/01/2048	485	485,666
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2050	1,000	983,043
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	868,285
Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,091,921
Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,325,719
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	750	787,725
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGI)(c)(d)	0.00%	09/01/2031	6,670	5,393,962
North Orange County Community College District; Series 2022 C, GO Bonds(h)(j)	4.00%	08/01/2047	10,000	9,294,292
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	6,000	5,223,667
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	607,381
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2049	2,225	2,227,241
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	270,473
Series 2015 A, RB	5.25%	08/15/2045	3,555	3,554,744
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,006,370
Orange (County of), CA Community Facilities District No. 2017-1 (Village of Esencia)); Series 2020, RB	4.00%	08/15/2045	355	311,612
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,004,810
Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	408,652
Series 2021, Ref. RB	4.00%	09/01/2051	650	536,048
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,923,856
Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	791,134
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	925,093
Series 2021, RB	4.00%	09/01/2051	1,225	1,005,706
Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	930,233
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	07/01/2049	8,440	2,505,818
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,188,506
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.13%	09/01/2043	525	534,543
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	$380	$326,571
Series 2021, RB	4.00%	09/01/2051	325	266,820
Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(h)(j)	5.00%	05/15/2047	10,000	10,007,529
Series 2022-XX1201, RB(h)(j)	4.00%	05/15/2053	10,000	8,650,388
River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGI)(c)	5.25%	09/01/2052	1,400	1,430,196
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,714,642
Series 2015, RB	5.00%	09/01/2044	1,500	1,476,170
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,414,098
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	108,547
Series 2020, RB	4.00%	09/01/2050	265	220,565
Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	367,600
Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	504,383
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,662,424
Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	505	523,456
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities); Series 2020, RB	5.00%	09/01/2050	1,520	1,513,429
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	130,256
Series 2020, RB	4.00%	09/01/2050	200	167,204
Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	504,746
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	2,947,218
Sacramento (County of), CA;
Series 2024, RB	5.00%	07/01/2054	500	508,665
Series 2024, RB	5.25%	07/01/2054	2,000	2,077,150
Sacramento (County of), CA Water Financing Authority; Series 2025, RB	5.00%	06/01/2055	3,265	3,394,362
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	168,625
Series 2020, RB	4.00%	09/01/2045	380	325,230
Series 2020, RB	4.00%	09/01/2050	225	184,804
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	420	421,111
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,038,168
Series 2021 B, RB(e)	5.00%	07/01/2051	5,000	4,923,974
Series 2021 B, RB(e)	4.00%	07/01/2056	3,000	2,466,558
Series 2021 B, RB(e)	5.00%	07/01/2056	2,000	1,964,793
Series 2022-XX1215, RB(e)(h)(j)	5.00%	07/01/2051	10,000	9,847,948
Series 2023 B, RB(e)	5.25%	07/01/2058	5,000	5,087,561
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(e)	5.00%	05/01/2052	6,775	6,667,657
Series 2019 A, RB(e)	5.00%	05/01/2049	8,500	8,388,461
Series 2019 E, RB(e)	4.00%	05/01/2050	1,825	1,550,443
Series 2019 E, RB(e)(h)	5.00%	05/01/2050	10,000	9,831,855
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	195,587
Series 2020, RB	4.00%	09/01/2050	425	341,992
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1; Series 2023 A, RB(g)	5.50%	09/01/2053	1,530	1,466,375
San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB(g)	5.75%	09/01/2053	1,500	1,547,482
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,450	1,450,137
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	$220	$220,332
Series 2014 A, RB	5.00%	08/01/2028	370	370,357
Series 2014 A, RB	5.00%	08/01/2029	450	450,412
Series 2014 A, RB	5.00%	08/01/2032	785	785,417
Series 2014 A, RB	5.00%	08/01/2033	375	375,160
Series 2014 A, RB	5.00%	08/01/2043	1,000	999,359
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(h)	4.25%	08/01/2052	10,000	9,387,985
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(e)(h)(j)	5.50%	05/01/2055	10,000	10,383,948
San Jose (City of), CA; Series 2017 A, Ref. RB(e)	5.00%	03/01/2047	3,395	3,334,500
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(c)(d)	0.00%	09/01/2032	1,000	791,706
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(c)	5.00%	08/01/2030	2,500	2,502,909
San Mateo (City of), CA Joint Powers Financing Authority (Capital); Series 2018 A, RB(h)(j)	4.00%	07/15/2052	13,565	12,352,300
San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGI)(c)	4.00%	11/01/2052	6,000	5,381,007
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGI)(c)(d)	0.00%	04/01/2036	1,000	639,459
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,816,700
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	4,346,459
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2028	1,520	1,382,671
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	5,000	4,399,682
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2030	1,210	1,029,915
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	872,730
South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,223,211
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	225	214,080
State of California; Series 2025, GO Bonds(h)	5.00%	09/01/2053	10,000	10,379,289
Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	703,154
Sulphur Springs Union School District;
Series 2024 A, RB	5.00%	09/01/2049	660	650,352
Series 2024 A, RB	5.00%	09/01/2054	850	833,019
Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,271,058
Tender Option Bond Trust Receipts/Certificates;
Series 2025, GO Bonds(h)	5.00%	03/01/2055	2,500	2,600,909
Series 2025, RB(f)(h)	5.25%	04/01/2030	3,000	3,148,282
Series 2025, RB(f)(h)	5.00%	03/01/2031	1,600	1,673,673
Series 2025, RB(h)	5.25%	10/01/2048	2,000	2,110,344
Series 2025, RB(h)	5.00%	04/01/2050	2,000	2,064,187
Series 2025, RB(h)	5.00%	10/01/2055	2,500	2,588,955
Series 2025, RB(h)	5.50%	11/01/2055	5,000	5,390,645
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2046	3,990	3,387,470
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,320	840,650
Tracy (City of), CA Community Facilities District No. 21-1(Hillview); Series 2022, RB	5.00%	09/01/2052	1,645	1,606,903
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	3,500	3,397,726
Series 2020 A, RB	5.00%	10/01/2049	4,590	4,393,414
Series 2020 B, RB	5.00%	10/01/2034	300	307,145
Series 2020 B, RB	5.00%	10/01/2038	300	301,177
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	6,974,787
Series 2025 CC, RB	5.00%	05/15/2053	2,500	2,581,024
University of California (Limited); Series 2018 O, Ref. RB(h)	5.00%	05/15/2058	10,000	10,110,844
Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	522,589
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGI)(c)	4.50%	08/01/2053	2,400	2,266,383
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,972,681
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	$600	$514,404
Series 2021, RB	4.00%	09/01/2046	745	625,924
Series 2021, RB	4.00%	09/01/2049	1,775	1,449,314
West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	336,627
Series 2021, RB	4.00%	09/01/2046	550	473,311
Series 2021, RB	4.00%	09/01/2051	760	623,948
West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,008,093
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	7,353,661
Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,600	1,590,928
				780,624,743
Puerto Rico–3.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,135	1,145,949
Series 2002, RB	5.63%	05/15/2043	675	682,768
Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	788,248
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(c)	5.25%	07/01/2031	1,150	1,142,160
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	1,960,564
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,165,560
Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	3,210,343
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	3,135,083
Series 2018 A-1, RB	5.00%	07/01/2058	4,025	3,781,711
				17,012,386
Virgin Islands–0.68%
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)(g)(i)	5.00%	09/01/2025	2,000	2,009,165
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2042	1,250	1,280,877
				3,290,042
Guam–0.30%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,540	1,474,885
TOTAL INVESTMENTS IN SECURITIES(k)–166.31% (Cost $827,656,232)				802,402,056
FLOATING RATE NOTE OBLIGATIONS–(30.40)%
Notes with interest and fee rates ranging from 2.43% to 2.62% at 05/31/2025 and contractual maturities of collateral ranging from 05/01/2046 to 11/01/2059(l)				(146,695,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.67)%				(176,945,234)
OTHER ASSETS LESS LIABILITIES–0.76%				3,710,073
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$482,471,895
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $76,876,993, which represented 15.93% of the Trust’s Net Assets.

(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $60,706,665. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	7.78%

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $198,832,045 are held by TOB Trusts and serve as collateral for the $146,695,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Value Municipal Income Trust